Contingencies and Commitments - Guarantees Granted - Banchile Corredores de Bolsa S.A (Details) $ in Millions	Oct. 30, 2014 CLF ( )	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Financial guarantees
Contingencies and Commitments
Shares to secure short-sale transactions in Securities Exchange of the Santiago Stock Exchange				$ 20,249	$ 17,750
Shares to secure short-sale transactions in Securities Exchange of the Electronic Stock Exchange of Chile				29,926	22,473
Fixed income securities to ensure system CCLV, Bolsa de Comercio de Santiago, Bolsa de Valores				3,995	2,992
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock exchange				3,864	610
Securities Exchange of the Santiago, Stock Exchange					884
Total				$ 58,034	$ 44,709
Banchile Corredores de Bolsa S.A
Contingencies and Commitments
Insurance policy guarantee |		20,000
Insurance policy coverage			$ 10,000,000
Guarantee for complying with contracts of SOMA |		10,500
Cash guarantee to Pershing			$ 122,494.32
Fine imposed |	50,000
Banchile Corredores de Bolsa S.A | Bank guarantee no. 358131-4 maturing on January 10, 2018
Contingencies and Commitments
Bank guarantees issued |		229,100